Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 1,502,418,000
Fair Value / Carrying Amount of Assets (Liability)	$ (76,514,000)
Interest rate swaps | Minimum
Derivative [Line Items]
Margin (as a percent)	0.90%	0.90%
Interest rate swaps | Maximum
Derivative [Line Items]
Margin (as a percent)	4.30%	3.75%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional Amount	$ 700,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (64,417,000)
Weighted- Average Remaining Term	6 years 8 months 12 days
Fixed Interest Rate	4.10%
U.S. Dollar-denominated interest rate swaps
Derivative [Line Items]
Notional Amount	$ 802,418,000
Fair Value / Carrying Amount of Assets (Liability)	$ (12,097,000)
Weighted- Average Remaining Term	3 years 9 months 18 days
Fixed Interest Rate	3.20%